Finance Debt - Changes in Finance Debt and Reconciliation with Cash Flows from Financing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Additions	$ 4,725
Principal amortization	(11,957)
Interest amortization	(2,349)
Ending balance	84,175
Discontinued operations [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Principal amortization	30
Interest amortization	50
Finance debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Opening balance	84,175	$ 109,046
Adoption of IFRS9	84,175	242
Additions	4,801	11,086
Principal amortization	(11,802)	(33,439)
Interest amortization	(2,415)	(5,685)
Accrued interest	2,493	5,738
Foreign exchange/ inflation indexation charges	(98)	1,436
Cumulative translation adjustment (CTA)	261	(4,237)
Modification of contractual cash flows	(1,888)	(12)
Ending balance	75,527	84,175
Property, plant and equipment on credit [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Additions	(76)
Expenses with debt restructuring [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Principal amortization	(185)
Deposits linked to financing [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Interest amortization	16
Brazil member
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Ending balance	16,251
Brazil member | Finance debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Opening balance	16,251	21,930
Adoption of IFRS9	16,251	65
Additions	1,219	2,442
Principal amortization	(5,475)	(5,451)
Interest amortization	(427)	(1,220)
Accrued interest	508	1,338
Foreign exchange/ inflation indexation charges	64	27
Cumulative translation adjustment (CTA)	141	(2,880)
Modification of contractual cash flows	(1,888)
Ending balance	10,393	16,251
Foreign countries [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Ending balance	67,924
Foreign countries [member] | Finance debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [line items]
Opening balance	67,924	87,116
Adoption of IFRS9	67,924	177
Additions	3,582	8,644
Principal amortization	(6,327)	(27,988)
Interest amortization	(1,988)	(4,465)
Accrued interest	1,985	4,400
Foreign exchange/ inflation indexation charges	(162)	1,409
Cumulative translation adjustment (CTA)	120	(1,357)
Modification of contractual cash flows		(12)
Ending balance	$ 65,134	$ 67,924